Post-Employment Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Post-Employment Benefits
Expense for defined contribution plans	€ 635	€ 465
Contributions	€ 1	€ 28